Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000111397 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
C000111397 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000111397 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111397 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111397 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000111397 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000111397 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000111397 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000111397 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000111397 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000111397 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111397 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000111397 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000111397 [Member] | U S Government Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000111397 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000111397 [Member] | Foreign Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000138651 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class 4 16 0 00 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000138651 [Member] | First Trust Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000138651 [Member] | First Trust Tactical High Yield ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000138651 [Member] | First Trust Institutional Preferred Securities and Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000138651 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000138651 [Member] | First Trust Intermediate Government Opportunities ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000138651 [Member] | iShares 7 10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000138651 [Member] | First Trust Preferred Securities and Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000138651 [Member] | First Trust Limited Duration Investment Grade Corporate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000138651 [Member] | First Trust Structured Credit Income Opportunities ETF [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000138651 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000138651 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000138651 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000138651 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000138651 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000138651 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000138651 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000138651 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000138651 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
C000138651 [Member] | U S Government Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000160832 [Member] | First Trust Large Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000160832 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000160832 [Member] | First Trust Large Cap Core AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000160832 [Member] | First Trust Mid Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000160832 [Member] | First Trust Utilities AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160832 [Member] | First Trust Industrials Producer Durables AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160832 [Member] | First Trust Financials AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160832 [Member] | First Trust NASDAQ 100 Ex Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000160832 [Member] | iShares Core U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000160832 [Member] | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000218786 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000218786 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218786 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218786 [Member] | BlackRock Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218786 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218786 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218786 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Dover Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | PPG Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218786 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000218786 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000218786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000218786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000218786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000218786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000218786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000218786 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218789 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class 4 16 0 00 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218789 [Member] | Publicis Groupe S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | Obic Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | Chocoladefabriken Lindt And Spruengli AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | Sika AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | QBE Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | Bureau Veritas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | Kone Oyj Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218789 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
C000218789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000218789 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000218789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000218789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000218789 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000218789 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218789 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000241974 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241974 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241974 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241974 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241974 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241974 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241974 [Member] | Trade Desk The Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241974 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000241974 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000241974 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000241974 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000241974 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000241974 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000241974 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000241974 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241976 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000241976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000241976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000241976 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000241976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000241976 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000241976 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000241976 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000241976 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.30%
C000241976 [Member] | Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241976 [Member] | Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.00%)
C000241976 [Member] | Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000241976 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%